Schedule of account receivable (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 55,529	$ 75,536	$ 99,966
Less: allowance for current expected credit loss	(36,130)	(49,147)	(49,147)
Total accounts receivable	$ 19,399	$ 26,389	$ 50,819